Item 1. Schedule of Investments:

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Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
IF COP -- Inverse Floating Rate Certification of Participation
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

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MUNICIPAL BONDS AND NOTES (99.4%)(a)
			Principal
	Rating (RAT)		amount	Value

California (93.7%)

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, MBIA, 5 1/4s, 10/1/21	Aaa		$9,500,000	$10,356,235
Anaheim, COP, MBIA, 6.2s, 7/16/23	Aaa		32,000,000	34,796,800
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.), MBIA
5 1/4s, 10/1/23	Aaa		8,675,000	9,511,964
5 1/4s, 10/1/22	Aaa		6,700,000	7,406,381
5s, 10/1/29	Aaa		6,945,000	7,421,149
Anaheim, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, MBIA, 6.45s, 12/28/18	Aaa		48,000,000	52,963,680
Brentwood, Infrastructure Fin. Auth. Rev. Bonds
5 7/8s, 9/2/34	BB/P		2,000,000	2,061,120
5 3/4s, 9/2/24	BB/P		1,350,000	1,391,189
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	Aaa		3,390,000	3,578,552
CA G.O. Bonds, 5s, 5/1/22	A		9,435,000	10,131,020
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2		6,000,000	6,287,640
CA Edl. Fac. Auth. Rev. Bonds
(Stanford U.), Ser. Q, 5 1/4s, 12/1/32	Aaa		22,360,000	24,090,440
(U. of Southern CA), Ser. C, 5 1/8s, 10/1/28	Aa1		20,000,000	20,793,800
(CA Institute of Technology), Ser. A, 5s, 10/1/32	Aaa		4,000,000	4,245,800
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1		1,500,000	1,558,590
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1		1,250,000	1,306,338
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1		2,080,000	2,101,819
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s, 8/15/24	Aaa		6,390,000	6,805,733
Ser. B, AMBAC, 5s, 7/1/21	Aaa		3,500,000	3,571,820
Ser. 5, MBIA, 5s, 7/1/14	Aaa		6,400,000	6,476,416
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. C, FGIC
3.6s, 8/1/12	Aaa		3,340,000	3,356,533
3.6s, 2/1/12	Aaa		2,030,000	2,039,419
CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Bay Area Toll Bridges)
AMBAC, 5s, 7/1/33	Aaa		12,000,000	12,745,920
Ser. A, FGIC, 5s, 7/1/29	Aaa		5,000,000	5,328,350
CA Poll. Control Fin. Auth. Mandatory Put Bonds
2s, 3/1/06	A3		6,500,000	6,450,340
2s, 3/1/06	A3		6,000,000	5,954,160
CA Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (Waste Mgmt., Inc.), Ser. B, 5s, 7/1/05	BBB		7,000,000	6,998,110
CA State G.O. Bonds
FGIC, 8s, 11/1/07	AAA		15,300,000	16,287,615
AMBAC, 5 1/2s, 4/1/11	Aaa		16,545,000	18,569,943
5 1/4s, 12/1/24	A		12,135,000	13,213,923
5 1/4s, 12/1/23	A		10,000,000	10,943,800
5 1/4s, 2/1/20	A		10,000,000	11,369,800
MBIA, 5 1/8s, 2/1/27	AAA		5,000,000	5,408,350
MBIA, 5 1/8s, 2/1/26	AAA		5,000,000	5,400,800
5 1/8s, 4/1/24	A2		6,000,000	6,461,100
5 1/8s, 4/1/23	A2		2,000,000	2,158,420
5.1s, 2/1/34	A2		5,500,000	5,689,970
5s, 5/1/24	A		24,090,000	25,726,193
CA State Dept. of Wtr. Resources Rev. Bonds
(Center Valley), Ser. J-2, 7s, 12/1/12	Aa2		15,840,000	19,496,981
(Central Valley), Ser. J-2, 7s, 12/1/12 (Prerefunded)	Aa2		7,350,000	9,172,212
(Central Valley), Ser. J-2, 7s, 12/1/11	Aa2		18,395,000	22,234,588
(Central Valley), Ser. J-2, 7s, 12/1/11 (Prerefunded)	Aa2		6,815,000	8,347,489
Ser. A, AMBAC, 5 1/2s, 5/1/16	Aaa		8,500,000	9,556,975
Ser. A, AMBAC, 5 1/2s, 5/1/15	Aaa		100,000,000	112,630,000
Ser. A, AMBAC, 5 1/2s, 5/1/14	Aaa		26,000,000	29,435,640
Ser. A, 5 1/4s, 5/1/20	A2		4,000,000	4,381,320
Ser. W, FSA, 5 1/8s, 12/1/29	Aaa		5,000,000	5,306,100
Ser. A, 5 1/8s, 5/1/19	A2		25,000,000	27,118,500
Ser. A, 5 1/8s, 5/1/18	A2		20,000,000	21,745,000
Ser. O, MBIA, 4 3/4s, 12/1/29	Aaa		23,000,000	23,132,250
CA State Econ. Recvy. G.O. Bonds, Ser. A
5s, 7/1/17	Aa3		7,000,000	7,511,770
5s, 7/1/16	Aa3		4,000,000	4,308,080
CA State Econ. Recvy. VRDN
Ser. C-10, 2.35s, 7/1/23	VMIG1		5,100,000	5,100,000
Ser. C-6, 2.15s, 7/1/23	VMIG1		30,300,000	30,300,000
Ser. C-11, 2.15s, 7/1/23	VMIG1		10,750,000	10,750,000
CA State Pub. Wks. Board Rev. Bonds (Dept. of Gen. Svcs. Butterfield), Ser. ST-A
5 1/4s, 6/1/25	A-		2,500,000	2,719,225
5s, 6/1/23	A-		2,900,000	3,079,017
5s, 6/1/11	A-		2,000,000	2,167,540
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	Aaa		28,000,000	34,206,760
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	Aaa		33,500,000	36,530,075
CA State U. Foundation Rev. Bonds (Sacramento Auxiliary), Ser. A, MBIA, 5 1/2s, 10/1/37	Aaa		1,340,000	1,484,640
CA Statewide Cmnty. Apt. Dev. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/15/25	Baa2		11,000,000	11,538,450
CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.), Ser. A-4, 5 1/4s, 5/15/25	Baa2		12,500,000	13,080,875
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB-		15,300,000	15,437,547
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (Kaiser Permanente)
Ser. B, 1.75s, 7/1/14	A-1		5,000,000	5,000,000
Ser. C, 3.85s, 6/1/12	A-1		3,250,000	3,271,483
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds
(Archstone Communities), 5.3s, 6/1/29	Baa1		6,000,000	6,206,520
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	Baa1		5,000,000	5,212,950
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Huntington Memorial Hosp.)
5s, 7/1/22	A+		7,020,000	7,509,645
5s, 7/1/21	A+		960,000	1,031,846
5s, 7/1/20	A+		4,820,000	5,184,826
CA Statewide Cmnty. Dev. Auth. Special Tax FRB (Hsg. Equity Res. - C), 5.2s, 12/1/29	Baa1		4,000,000	4,238,720
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P		2,270,000	2,404,429
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A		1,630,000	1,689,039
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P		1,750,000	642,810
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3		3,695,000	3,848,416
CA Tobacco Securitization Agcy. Rev. Bonds
(Gold Cnty. Funding Corp.), 5 3/4s, 6/1/27	Baa3		945,000	991,513
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30	Baa3		5,000,000	5,158,900
CA Transit Fin. Auth. VRDN, FSA, 2.35s, 10/1/27	A-1		25,800,000	25,800,000
Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (Ladera), Ser. 98-2, 5 3/4s, 9/1/29	BBB/P		8,000,000	9,017,520
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty. Hosp. of Central CA), 6s, 2/1/30	Baa2		10,800,000	11,362,680
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A, MBIA
5s, 8/1/26	Aaa		5,215,000	5,600,076
5s, 8/1/25	Aaa		3,000,000	3,223,860
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC, 5 3/4s, 8/1/22	Aaa		32,000,000	32,393,600
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BB+/P		3,750,000	3,973,313
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BB+/P		2,000,000	2,117,980
(Cmnty. Fac. Dist. No. 97-3), 6.05s, 9/1/29	BB+/P		4,420,000	4,636,182
(No 07-I-Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB-/P		2,600,000	2,705,196
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %, 8/1/21	BBB		66,780,000	28,100,356
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, MBIA, zero %, 9/1/17	Aaa		35,000,000	16,789,150
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (F) (NON)	D/P		10,000,000	28,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-		19,200,000	19,480,128
Duarte, COP, Ser. A
5 1/4s, 4/1/31	Baa1		15,200,000	15,515,400
5 1/4s, 4/1/24	Baa2		7,500,000	7,778,025
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17	Aaa		10,725,000	12,804,792
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s, 9/1/28	BB/P		1,150,000	1,179,325
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads)
5 3/4s, 1/15/40	Baa3		19,000,000	19,526,300
MBIA, 5 3/8s, 1/15/14	Aaa		5,000,000	5,473,650
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds (Sr. Lien), Ser. A, U.S. Govt. Coll.
6 1/2s, 1/1/32	Aaa		34,150,000	36,094,501
6s, 1/1/34	Aaa		38,875,000	40,806,699
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42	BBB		6,075,000	7,305,856
Ser. 2003 A-1, 6 1/4s, 6/1/33	BBB		14,000,000	15,273,160
Ser. B, 5 1/2s, 6/1/33	A-		36,000,000	39,118,320
Grant, Joint Union High School Dist. VRDN (Bridge Funding), 2.2s, 7/1/37	VMIG1		4,000,000	4,000,000
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB-/P		2,845,000	2,915,812
5.8s, 9/1/23	BB-/P		1,000,000	1,027,190
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt. Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P		1,000,000	1,019,410
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BBB/P		5,000,000	5,152,800
(Assmt. Dist. No. 00-18-GRP 3), 5.55s, 9/2/26	BB+/P		1,825,000	1,864,438
Kern, Cmnty. College Dist. G.O. Bonds (Safety Repair & Impt.), Ser. A, FGIC, 5s, 11/1/19	A		3,085,000	3,351,359
Kern, High School Dist. G.O. Bonds, Ser. A, MBIA
6 1/2s, 8/1/15	Aaa		3,225,000	3,745,644
6 1/2s, 2/1/15	Aaa		3,240,000	3,763,066
6 1/2s, 8/1/14	Aaa		3,825,000	4,451,420
6 1/2s, 2/1/14	Aaa		3,840,000	4,468,877
6.4s, 8/1/13	Aaa		3,435,000	3,987,863
6.4s, 2/1/13	Aaa		3,455,000	4,009,493
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1), AMBAC, 5s, 9/1/21	Aaa		1,950,000	2,087,222
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, Ser. C, 6.7s, 10/1/33	BBB/P		14,035,000	14,989,661
Lodi, Unified School Dist. G.O. Bonds (Election of 2002), FSA
5s, 8/1/27	AAA		3,555,000	3,790,448
5s, 8/1/26	AAA		3,975,000	4,241,087
5s, 8/1/25	AAA		3,725,000	3,976,996
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, FSA, 5s, 12/1/27	Aaa		16,000,000	17,010,880
Los Angeles, Convention & Exhibition Ctr. Auth. Lease COP, 9s, 12/1/20	Aaa		37,465,000	38,425,228
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18	AAA		24,025,000	30,515,834
Los Angeles, Pension Auth. COP, Ser. A, MBIA, 6.9s, 6/30/08	Aaa		26,235,000	29,229,201
Los Angeles, Sanitation Equip. Rev. Bonds, Ser. A, AMBAC
5s, 2/1/20	Aaa		4,725,000	5,125,491
5s, 2/1/19	Aaa		4,500,000	4,898,565
Los Angeles, Unified School Dist. G.O. Bonds
MBIA, 5 3/4s, 7/1/15	Aaa		6,880,000	8,155,965
Ser. A, MBIA, 5 1/2s, 7/1/15	Aaa		5,000,000	5,755,350
Ser. E, MBIA, 5 1/8s, 1/1/27	Aaa		6,830,000	7,320,053
Ser. A, MBIA, 5s, 1/1/28	AAA		7,000,000	7,449,890
Los Angeles, Wtr. & Pwr. Rev. Bonds, Ser. B, FSA, 5s, 7/1/35	Aaa		5,000,000	5,310,800
Metropolitan Wtr. Dist. IFB (Southern CA Waterworks), 9.005s, 8/10/18	AA+		20,000,000	27,428,000
Metropolitan Wtr. Dist. Rev. Bonds, Ser. A, 5s, 7/1/26	AA+		7,180,000	7,648,782
Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC, 5s, 12/1/13	Aaa		10,000,000	10,471,900
Mountain View-Whisman, School Dist. G.O. Bonds (Election of 1998), Ser. D, MBIA, 5 3/8s, 6/1/22	AAA		1,000,000	1,111,530
North Natomas, Cmnty. Fac. Dist. Special Tax Rev. Bonds, Ser. B, 6 3/8s, 9/1/31	BBB/P		6,260,000	6,578,884
Northridge, Wtr. Dist. COP (1993 & 2001), AMBAC, 5 1/4s, 2/1/22	AAA		1,800,000	2,018,556
Oakland, Bldg. Auth. Rev. Bonds, AMBAC
5 1/2s, 4/1/13	Aaa		6,540,000	7,029,977
5 1/2s, 4/1/12	Aaa		6,295,000	6,764,859
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	AAA		3,690,000	3,959,259
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/23	BBB/P		1,800,000	1,965,744
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/20	BBB/P		1,290,000	1,410,796
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32	BBB/P		2,400,000	2,553,408
(No 03-1 Ladera Ranch), Ser. A, 5 5/8s, 8/15/34	BB/P		2,750,000	2,881,945
(No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P		3,725,000	3,848,335
(No 03-1 Ladera Ranch), Ser. A, 5 1/2s, 8/15/23	BB/P		1,000,000	1,049,930
Orange Cnty., Trans. Auth. Toll Rd. VRDN (Express Lanes), Ser. B-1, 2.32s, 12/15/30	VMIG1		25,000,000	25,000,000
Orange Cnty., Wtr. Dist. COP, Ser. B, MBIA, 5s, 8/15/28	Aaa		10,000,000	10,622,200
Paramount, Redev. Agcy. Tax Alloc. (Area No. 1), MBIA, 5s, 8/1/20	Aaa		2,470,000	2,660,017
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	Aaa		24,855,000	27,569,663
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+		2,500,000	2,706,600
Rancho Cucamonga, Redev. Agcy. (Rancho Redev. Project), MBIA, 5 1/8s, 9/1/30	Aaa		9,000,000	9,491,670
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22	Aaa		20,800,000	25,326,912
Rio Hondo, Cmnty. College Dist. G.O. Bonds, Ser. A, MBIA
5 1/4s, 8/1/19	Aaa		2,395,000	2,682,663
5 1/4s, 8/1/18	Aaa		2,300,000	2,585,683
5 1/4s, 8/1/17	Aaa		2,185,000	2,465,401
5 1/4s, 8/1/16	Aaa		2,020,000	2,290,943
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-		4,250,000	4,446,945
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A, XLCA, 5s, 10/1/32	Aaa		9,260,000	9,799,858
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. 1)
6s, 9/1/33	BB/P		1,750,000	1,820,945
5 3/4s, 9/1/23	BB+/P		11,200,000	11,390,736
Sacramento Cnty., Sanitation Dist. Rev. Bonds, Ser. A, 5 7/8s, 12/1/27	AA		7,500,000	7,676,325
Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 4-A, 6s, 9/1/28	BB+/P		1,500,000	1,592,955
5.7s, 9/1/23	BBB/P		4,905,000	4,986,914
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10	Aaa		12,000,000	13,454,520
Ser. K, AMBAC, 5 1/4s, 7/1/24	Aaa		11,500,000	13,332,410
San Diego Cnty., COP
(Burnham Institute), 6 1/4s, 9/1/29	Baa3		4,000,000	4,279,760
AMBAC, 5 1/4s, 9/1/06	AAA/P		15,800,000	16,279,214
(Edgemoor), AMBAC, 5s, 2/1/28	Aaa		2,300,000	2,464,312
San Diego Cnty., Wtr. Auth. COP, Ser. A
FSA, 5s, 5/1/30	Aaa		5,000,000	5,356,300
FSA, 5s, 5/1/27	Aaa		10,000,000	10,737,700
FGIC, 5s, 5/1/14	Aaa		12,000,000	12,868,800
San Diego Cnty., Wtr. Auth. FRB, Ser. B, MBIA, 2.4s, 4/8/21	Aaa		12,050,000	12,050,000
San Diego Cnty., Wtr. Auth. FRN, Ser. B, MBIA, 2.4s, 4/21/11	Aaa		11,400,000	11,400,000
San Diego Cnty., Wtr. Auth. IF COP, Ser. B, MBIA
9.92s, 4/8/21 IFB	Aaa		20,000,000	21,997,600
9.92s, 4/21/11 IFB	Aaa		28,350,000	36,532,944
San Diego, Association of Bay Area Governments Fin. Auth. For Nonprofit Corps. Rev. Bonds (San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20	Baa1		7,400,000	8,186,916
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, FGIC, 5s, 5/15/25	Aaa		15,350,000	15,421,531
San Diego, Redev.Agcy. Tax Alloc. (Centre City), Ser. A, 5s, 9/1/22	Aaa		4,665,000	5,008,251
San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. F, FSA, 5s, 7/1/29	Aaa		14,320,000	15,336,147
San Diego, Wtr. Util. Rev. Bonds, FGIC, 4 3/4s, 8/1/28	Aaa		20,500,000	20,761,990
San Dieguito, Pub. Facs. Auth. Rev. Bonds, AMBAC, 5s, 8/1/24	Aaa		2,800,000	2,896,908
San Francisco, City & Cnty. Redev. Fin. Auth. Rev. Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	Aaa		7,225,000	8,037,235
San Francisco, State Bldg. Auth. Lease Rev. Bonds (San Francisco Civic Ctr. Complex), Ser. A, AMBAC, 5 1/4s, 12/1/21	Aaa		10,000,000	10,516,800
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A
5s, 1/1/33	Baa2		34,125,000	31,552,658
MBIA, zero %, 1/15/32	Aaa		25,000,000	7,013,000
MBIA, zero %, 1/15/23	Aaa		21,625,000	9,779,258
San Jose, Redev. Agcy. Tax Alloc. (Merged Area Redev.), FGIC, 5s, 8/1/27	Aaa		15,395,000	16,360,113
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3		2,995,000	3,163,020
5.8s, 9/1/18	Baa3		1,635,000	1,746,736
5 1/2s, 9/1/10	Baa3		2,025,000	2,152,332
Santa Barbara Cnty., COP, AMBAC, 5s, 10/1/27	Aaa		4,590,000	4,882,613
Santa Monica, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A, MBIA, 5s, 5/1/23	Aaa		2,000,000	2,164,360
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BB+/P		12,820,000	13,124,603
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BB+/P		500,000	509,205
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BB+/P		500,000	509,215
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, XLCA, 5 1/8s, 12/1/35	AAA		5,000,000	5,344,000
Sierra View, Hlth. Care Dist. Rev. Bonds, 5.4s, 7/1/22	BBB+		8,025,000	8,391,101
Southern CA Pub. Pwr. Auth. Rev. Bonds (Southern Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	Aaa		3,750,000	4,134,038
Stockton, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Mello Roos-Weston Ranch), Ser. A, 5.8s, 9/1/14	Baa1		3,000,000	3,172,020
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events Ctr.), FGIC, 5s, 9/1/28	Aaa		1,500,000	1,603,260
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	BB-/P		6,220,000	6,761,575
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P		5,000,000	5,534,200
zero %, 9/1/14	B/P		5,500,000	2,850,100
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. A, 5 5/8s, 6/1/43	BBB		5,000,000	5,142,100
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A, 5 1/2s, 6/1/31	A1		2,000,000	2,110,180
Torrance, Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s, 6/1/22	A1		1,000,000	1,130,680
Tustin, Unified School Dist. Bonds (Cmnty. Fac. Dist. No. 97-1), U.S. Govt. Coll., 6 3/8s, 9/1/35	AAA		4,000,000	4,513,480
U. of CA Rev. Bonds (Med. Ctr.), AMBAC, 5.7s, 7/1/11	Aaa		10,195,000	10,612,281
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P		10,000,000	10,520,500
7s, 2/1/17	BBB-/P		4,000,000	4,208,080
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, 5s, 1/1/29	Aaa		16,200,000	17,235,990

				2,177,243,846

Puerto Rico (5.7%)

Children's Trust Fund Tobacco Settlement Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	BBB		10,000,000	10,299,899
Cmnwlth. of PR, G.O. Bonds, FSA, 6 1/2s, 7/1/12	Aaa		11,110,000	13,327,333
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35	AAA		5,515,000	6,190,862
Ser. E, FSA, 5 1/2s, 7/1/23	Aaa		9,000,000	10,927,619
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A, FSA
5 1/4s, 8/1/20	Aaa		2,000,000	2,221,439
5 1/4s, 8/1/18	Aaa		3,000,000	3,342,089
PR Elec. Pwr. Auth. Rev. Bonds, Ser. NN, MBIA, 4 3/4s, 7/1/33	Aaa		25,000,000	25,941,749
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	BBB		14,800,000	16,138,067
PR Infrastructure Fin. Auth. Special Rev. Bonds, Ser. A, U.S. Govt. Coll., 5 1/2s, 10/1/40	Aaa		30,000,000	33,081,300
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa		10,000,000	10,146,800

				131,617,157

Total investments (cost $2,134,166,230)(b)				$2,308,861,003

Putnam California Tax Exempt Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	depreciation

Agreement with JPMorgan Chase Bank, N.A. dated March 10, 2005 to pay quarterly the notional amount multiplied by 3.702% and receive quarterly the notional amount multiplied by the Bond Market Association Municipal Swap Index.	$75,000,000	9/14/12	($65,902)

Agreement with Merrill Lynch International dated February 7, 2005 to pay quarterly the notional amount multiplied by 3.125% and receive quarterly the notional amount multiplied by the USD-Muni-BMA-Rate.	75,000,000	8/10/09	(1,799,190)

Total			$(1,865,092)

NOTES
(a)	Percentages indicated are based on net assets of $2,321,819,944.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $2,132,388,195, resulting in gross unrealized appreciation and depreciation of $176,997,320 and $524,512, respectively, or net unrealized appreciation of $176,472,808.

(NON)	Non-income-producing security.

(F)	Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

The fund had the following industry group concentrations greater than 10% at June 30, 2005 (as a percentage of net assets):

Utilities 16.0%
Water and sewer 14.3
Transportation 11.9

The fund had the following insurance concentrations greater than 10% at June 30, 2005 (as a percentage of net assets):

MBIA 22.9%
AMBAC 17.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005